Financial Highlights and Senior Securities - Schedule of Financial Highlights (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended																																					12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Financial Highlights [Roll Forward]
Shares outstanding at end of period (in shares)		382,315												213,687																									382,315	213,687
Ratio/Supplemental Data:
Net assets at end of period		$ 10,506,044												$ 5,900,696												$ 1,761,392												$ 148,098	$ 10,506,044	$ 5,900,696	$ 1,761,392
Class I
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)		$ 27.47	$ 27.55	$ 27.58	$ 27.5	$ 27.55	$ 27.51	$ 27.42	$ 27.27	$ 27.36	$ 27.47	$ 27.6	$ 27.61	$ 27.58	$ 27.49	$ 27.45	$ 27.41	$ 27.44	$ 27.45	$ 27.39	$ 27.29	$ 27.3	$ 27.19	$ 27.17	$ 27.22	$ 27.03	$ 26.92	$ 27.07	$ 27.08	$ 27.01	$ 26.75	$ 26.08	$ 26.12	$ 25.71	$ 25.58	$ 25.4	$ 24.99	$ 25	$ 27.61	$ 27.22	$ 24.99
Net investment income for period (in dollars per share)																																						0.03	2.32	2.4	2.41
Net realized and unrealized gains for period (in dollars per share)																																						(0.04)	0.11	0.56	0.85
Net increase in net assets resulting from operations (in dollars per share)																																						(0.01)	2.43	2.96	3.26
Distributions from net investment income and Distributions to shareholders (in dollars per share)																																							(2.56)	(2.57)	(1.03)
Total increase (decrease) in net assets (in dollars per share)																																							(0.13)	0.39	2.23
Net asset value, end of period (in dollars per share)	$ 27.07	$ 27.48	27.47	27.55	27.58	27.5	27.55	27.51	27.42	27.27	27.36	27.47	27.6	$ 27.61	27.58	27.49	27.45	27.41	27.44	27.45	27.39	27.29	27.3	27.19	27.17	$ 27.22	27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.4	$ 24.99	$ 27.48	$ 27.61	$ 27.22
Total return based on net asset value																																						(0.05%)	7.74%	10.64%	13.03%
Shares outstanding at end of period (in shares)		305,450												172,421												51,943												5,927	305,450	172,421	51,943
Ratio/Supplemental Data:
Net assets at end of period		$ 8,393,572												$ 4,761,183												$ 1,413,632												$ 148,098	$ 8,393,572	$ 4,761,183	$ 1,413,632
Ratio of operating expenses (excluding expense support) to average net assets																																						6.71%	8.15%	6.95%	7.52%
Ratio of operating expenses (including expense support) to average net assets																																							7.89%	5.97%	5.15%
Ratio of net investment income to average net assets																																						1.73%	8.40%	8.80%	9.21%
Portfolio turnover rate																																						80.00%	46.00%	47.00%	68.00%
Class S
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)		$ 27.47	27.55	27.58	27.5	27.55	27.51	27.42	27.27	27.36	27.47	27.6	27.61	$ 27.58	27.49	27.45	27.41	27.44	27.45	27.39	27.29	27.3	27.19	27.17	27.22	$ 27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.4			$ 27.61	$ 27.22
Net investment income for period (in dollars per share)	0.84																																						2.1	2.17
Net realized and unrealized gains for period (in dollars per share)	0.3																																						0.11	0.56
Net increase in net assets resulting from operations (in dollars per share)	1.14																																						2.21	2.73
Distributions from net investment income and Distributions to shareholders (in dollars per share)	(0.93)																																						(2.34)	(2.34)
Total increase (decrease) in net assets (in dollars per share)	0.21																																						(0.13)	0.39
Net asset value, end of period (in dollars per share)	27.07	$ 27.48	27.47	27.55	27.58	27.5	27.55	27.51	27.42	27.27	27.36	27.47	27.6	$ 27.61	27.58	27.49	27.45	27.41	27.44	27.45	27.39	27.29	27.3	27.19	27.17	$ 27.22	27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.4		$ 27.48	$ 27.61	$ 27.22
Total return based on net asset value																																							7.08%	9.85%	4.22%
Shares outstanding at end of period (in shares)		47,452												29,493												10,972													47,452	29,493	10,972
Ratio/Supplemental Data:
Net assets at end of period		$ 1,304,117												$ 814,414												$ 298,608													$ 1,304,117	$ 814,414	$ 298,608
Ratio of operating expenses (excluding expense support) to average net assets																																							9.01%	7.76%	7.52%
Ratio of operating expenses (including expense support) to average net assets																																							8.74%	6.77%	5.57%
Ratio of net investment income to average net assets																																							7.58%	7.95%	7.38%
Portfolio turnover rate																																							46.00%	47.00%	68.00%
Class D
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)		$ 27.47	27.55	27.58	27.5	27.55	27.51	27.42	27.27	27.36	27.47	27.6	27.61	$ 27.58	27.49	27.45	27.41	27.44	27.45	27.39	27.29	27.3	27.19	27.17	27.22	$ 27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.4			$ 27.61	$ 27.22
Net investment income for period (in dollars per share)	0.9																																						2.26	2.33
Net realized and unrealized gains for period (in dollars per share)	0.31																																						0.11	0.56
Net increase in net assets resulting from operations (in dollars per share)	1.21																																						2.37	2.89
Distributions from net investment income and Distributions to shareholders (in dollars per share)	(1)																																						(2.5)	(2.5)
Total increase (decrease) in net assets (in dollars per share)	0.21																																						(0.13)	0.39
Net asset value, end of period (in dollars per share)	$ 27.07	$ 27.48	$ 27.47	$ 27.55	$ 27.58	$ 27.5	$ 27.55	$ 27.51	$ 27.42	$ 27.27	$ 27.36	$ 27.47	$ 27.6	$ 27.61	$ 27.58	$ 27.49	$ 27.45	$ 27.41	$ 27.44	$ 27.45	$ 27.39	$ 27.29	$ 27.3	$ 27.19	$ 27.17	$ 27.22	$ 27.03	$ 26.92	$ 27.07	$ 27.08	$ 27.01	$ 26.75	$ 26.08	$ 26.12	$ 25.71	$ 25.58	$ 25.4		$ 27.48	$ 27.61	$ 27.22
Total return based on net asset value																																							7.55%	10.41%	4.47%
Shares outstanding at end of period (in shares)		29,413												11,773												1,806													29,413	11,773	1,806
Ratio/Supplemental Data:
Net assets at end of period		$ 808,355												$ 325,099												$ 49,152													$ 808,355	$ 325,099	$ 49,152
Ratio of operating expenses (excluding expense support) to average net assets																																							8.46%	7.41%	6.78%
Ratio of operating expenses (including expense support) to average net assets																																							8.20%	6.44%	4.57%
Ratio of net investment income to average net assets																																							8.16%	8.54%	7.95%
Portfolio turnover rate																																							46.00%	47.00%	68.00%